UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado Municipal
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Delaware Investments® Closed-End Municipal Bond Funds

Semiannual report

September 30, 2014

The figures in the semiannual report for Delaware Investments Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end funds

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2014, and subject to change. Information is as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments® Closed-End Municipal Bond Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

©2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Fund basics

Delaware Investments®

Colorado Municipal Income Fund, Inc.

As of September 30, 2014

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$74 million

Number of holdings

77

Fund start date

July 29, 1993

CUSIP number

246101109

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

As of September 30, 2014

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$171 million

Number of holdings

154

Fund start date

Feb. 26, 1993

CUSIP number

24610V103

Delaware Investments

National Municipal Income Fund

As of September 30, 2014

Fund objective

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets

$66 million

Number of holdings

167

Fund start date

Feb. 26, 1993

CUSIP number

24610T108

1

Security type / sector / state allocations

As of September 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®

Colorado Municipal Income Fund, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds	137.85%
Corporate-Backed Revenue Bonds	2.90%
Education Revenue Bonds	28.77%
Electric Revenue Bonds	3.53%
Healthcare Revenue Bonds	41.94%
Housing Revenue Bond	0.43%
Lease Revenue Bonds	9.14%
Local General Obligation Bonds	11.32%
Pre-Refunded/Escrowed to Maturity Bonds	6.16%
Special Tax Revenue Bonds	19.87%
State General Obligation Bond	0.77%
Transportation Revenue Bonds	9.36%
Water & Sewer Revenue Bonds	3.66%

Short-Term Investment	0.79%

Total Value of Securities	138.64%

Liquidation Value of Preferred Stock	(40.77)%

Receivables and Other Assets Net of Liabilities	2.13%

Total Net Assets	100.00%

State / territory	Percentage of net assets
Colorado	136.41%
Guam	1.46%
U.S. Virgin Islands	0.77%

Total	138.64%

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds	142.18%
Corporate-Backed Revenue Bonds	6.71%
Education Revenue Bonds	18.47%
Electric Revenue Bonds	10.44%
Healthcare Revenue Bonds	38.51%
Housing Revenue Bonds	3.74%
Lease Revenue Bonds	15.28%
Local General Obligation Bonds	7.36%
Pre-Refunded/Escrowed to Maturity Bonds	18.58%
Special Tax Revenue Bonds	5.31%
State General Obligation Bonds	11.64%
Transportation Revenue Bonds	4.52%
Water & Sewer Revenue Bonds	1.62%

Total Value of Securities	142.18%

Liquidation Value of Preferred Stock	(43.92)%

Receivables and Other Assets Net of Liabilities	1.74%

Total Net Assets	100.00%

State / territory	Percentage of net assets
Guam	0.09%
Minnesota	142.09%

Total	142.18%

2

Delaware Investments®

National Municipal Income Fund

Security type / sector	Percentage of net assets
Municipal Bonds	144.82%
Corporate-Backed Revenue Bonds	14.39%
Education Revenue Bonds	27.38%
Electric Revenue Bonds	3.75%
Healthcare Revenue Bonds	21.68%
Housing Revenue Bonds	2.59%
Lease Revenue Bonds	12.20%
Local General Obligation Bonds	1.71%
Pre-Refunded Bond	1.74%
Special Tax Revenue Bonds	19.92%
State General Obligation Bonds	4.76%
Transportation Revenue Bonds	27.90%
Water & Sewer Revenue Bonds	6.80%

Total Value of Securities	144.82%

Liquidation Value of Preferred Stock	(45.37)%

Receivables and Other Assets Net of Liabilities	0.55%

Total Net Assets	100.00%

State / territory	Percentage of net assets
Alabama	0.87%
Alaska	0.50%
Arizona	13.76%
California	22.90%
Colorado	1.43%
District of Columbia	0.63%
Florida	6.57%
Georgia	5.39%
Guam	2.22%
Hawaii	0.49%
Idaho	1.63%
Illinois	4.19%
Indiana	0.93%
Kansas	0.14%
Louisiana	3.32%
Maine	0.50%
Maryland	4.21%
Massachusetts	1.45%
Minnesota	5.99%
Missouri	4.04%
Nevada	0.71%
New Hampshire	0.52%
New Jersey	8.86%
New Mexico	0.83%
New York	16.80%
North Carolina	0.44%
North Dakota	0.41%
Ohio	1.94%
Oregon	3.84%
Pennsylvania	13.43%
Texas	12.69%
Virginia	0.91%
Washington	0.28%
West Virginia	0.81%
Wisconsin	0.76%
Wyoming	0.43%

Total	144.82%

3

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

September 30, 2014 (Unaudited)

	Principal Amount°	Value (U.S. $)
Municipal Bonds – 137.85%
Corporate-Backed Revenue Bonds – 2.90%
Public Authority for Colorado Energy Revenue 6.25% 11/15/28	865,000	$1,101,517
Public Authority of Colorado Energy Natural Gas Revenue Series 2008 6.50% 11/15/38	750,000	1,035,517

		2,137,034

Education Revenue Bonds – 28.77%
Colorado Educational & Cultural Facilities Authority Revenue
(Academy Charter School Project) 5.50% 5/1/36 (SGI)	1,720,000	1,726,037
(Bromley Charter School Project) 5.25% 9/15/32 (SGI)	3,245,000	3,309,251
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	581,410
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,096,700
(Johnson & Wales University) Series A 5.25% 4/1/37	900,000	1,007,595
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,070,100
(Littleton Charter School Project) 4.375% 1/15/36 (CIFG)	1,200,000	1,206,168
(Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	776,483
(Student Housing - Campus Village Apartments) 5.00% 6/1/23	1,065,000	1,174,759
Colorado School of Mines Series B 5.00% 12/1/42	2,500,000	2,755,925
Colorado State Board of Governors (University Enterprise System) Series A 5.00% 3/1/39	10,000	11,219
University of Colorado
5.00% 6/1/31	3,185,000	3,619,880
Series A 5.00% 6/1/33	1,000,000	1,152,050
Series A 5.375% 6/1/38	750,000	869,220

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Western State College 5.00% 5/15/34	750,000	$809,423

		21,166,220

Electric Revenue Bonds – 3.53%
Colorado Springs Utilities System Improvement Revenue Series C 5.50% 11/15/48	750,000	854,625
Platte River Power Authority Series HH 5.00% 6/1/28	1,500,000	1,741,170

		2,595,795

Healthcare Revenue Bonds – 41.94%
Aurora Hospital Revenue (Children’s Hospital Association Project) Series A 5.00% 12/1/40	4,000,000	4,255,120
Colorado Health Facilities Authority Revenue
(Boulder Community Hospital Project) 5.00% 10/1/32	500,000	550,120
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	815,085
Series A 5.00% 2/1/41	2,400,000	2,580,288
Series A 5.25% 2/1/33	1,625,000	1,788,183
Series A 5.25% 1/1/45	1,000,000	1,109,310
Series C-1 5.10% 10/1/41 (AGM)	1,000,000	1,060,470
Series D 6.125% 10/1/28	750,000	872,603
(Christian Living Community Project)
6.375% 1/1/41	615,000	663,333
Series A 5.75% 1/1/37	885,000	903,151
(Covenant Retirement Communities Inc.) Series A 5.75% 12/1/36	1,000,000	1,090,640
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28	1,250,000	1,355,037
5.50% 6/1/33	2,000,000	2,230,240
5.625% 6/1/43	1,000,000	1,114,900
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	588,665
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,666,920

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(National Jewish Health Project) 5.00% 1/1/27	500,000	$517,480
(Sisters of Charity of Leavenworth Health System) Series A 5.00% 1/1/40	4,750,000	5,154,177
(Total Long-Term Care) Series A 6.00% 11/15/30	400,000	439,412
Denver Health & Hospital Authority Health Care Revenue (Recovery Zone Facilities) 5.625% 12/1/40	750,000	816,863
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37	500,000	516,495
Series A 6.00% 11/15/29	650,000	768,553

		30,857,045

Housing Revenue Bond – 0.43%
Colorado Housing & Finance Authority (Single Family Mortgage - Class 1) Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	305,000	316,017

		316,017

Lease Revenue Bonds – 9.14%
Aurora Certificates of Participation Series A 5.00% 12/1/30	630,000	715,919
Colorado Building Excellent Schools Today Certificates of Participation Series G 5.00% 3/15/32	2,000,000	2,236,600
Glendale Certificates of Participation 5.00% 12/1/25 (SGI)	1,500,000	1,613,790
Pueblo County Certificates of Participation (County Judicial Complex Project) 5.00% 9/15/42 (AGM)	2,000,000	2,157,040

		6,723,349

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds – 11.32%
Adams 12 Five Star Schools 5.00% 12/15/25	250,000	$310,150
Arapahoe County School District No. 1 Englewood 5.00% 12/1/31	2,935,000	3,344,520
Boulder Larimer & Weld Counties St. Vrain Valley School District No. Re-1J 5.00% 12/15/33	750,000	854,985
Denver City & County (Better Denver & Zoo) Series A 5.00% 8/1/25	650,000	749,281
Denver International Business Center Metropolitan District No. 1 5.00% 12/1/30	650,000	694,902
Jefferson County School District No. R-1 5.25% 12/15/24	750,000	944,693
Pueblo County School District No. 70 5.00% 12/1/31	500,000	571,375
Rangely Hospital District 6.00% 11/1/26	750,000	860,153

		8,330,059

Pre-Refunded/Escrowed to Maturity Bonds – 6.16%
Adams & Arapahoe Counties Joint School District No. 28J (Aurora) 6.00% 12/1/28-18§	600,000	724,200
Colorado State Board of Governors Series A 5.00% 3/1/39-19§	690,000	807,369
Regional Transportation District Revenue (FasTracks Project)
Series A 4.375% 11/1/31-16 (AMBAC)§	1,250,000	1,353,600
Series A 5.00% 11/1/28-16 (AMBAC)§	1,500,000	1,643,775

		4,528,944

Special Tax Revenue Bonds – 19.87%
City of Commerce City 5.00% 8/1/44 (AGM)	1,000,000	1,114,620
Denver Convention Center Hotel Authority Revenue 5.00% 12/1/35 (SGI)	2,875,000	2,940,291

(continues)	5

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	$462,984
Series A 5.25% 1/1/36	565,000	613,307
Regional Transportation District Revenue
Series A 5.375% 6/1/31	460,000	509,841
(Denver Transit Partners) 6.00% 1/15/41	2,175,000	2,432,303
(FasTracks Project)
Series A 4.50% 11/1/36 (AGM)	1,500,000	1,553,925
Series A 5.00% 11/1/38	4,085,000	4,686,639
Tallyns Reach Metropolitan District No. 3 (Limited Tax Convertible) 5.125% 11/1/38	295,000	301,859

		14,615,769

State General Obligation Bond – 0.77%
Virgin Islands Public Finance Authority (Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	500,000	566,445

		566,445

Transportation Revenue Bonds – 9.36%
Colorado High Performance Transportation Enterprise Revenue (Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,153,845
Denver City & County Airport System Revenue
Series A 5.25% 11/15/36	750,000	848,497
Series B 5.00% 11/15/27	1,000,000	1,161,320
Series B 5.00% 11/15/28	1,000,000	1,152,970
Series B 5.00% 11/15/37	2,000,000	2,229,200
E-470 Public Highway Authority Series C 5.25% 9/1/25	310,000	343,309

		6,889,141

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.66%
City of Aurora Water Revenue First Lien Series A 5.00% 8/1/36 (AMBAC)	2,000,000	$2,182,440
Colorado Water Resources & Power Development Authority Series A 5.00% 3/1/17	460,000	510,338

		2,692,778

Total Municipal Bonds (cost $94,040,514)		101,418,596

Short-Term Investment – 0.79%
Variable Rate Demand Note – 0.79%¤
Colorado Educational & Cultural Facilities Authority Series D3 (National Jewish Federation) 0.02% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	585,000	585,000

Total Short-Term Investment (cost $585,000)		585,000

Total Value of Securities – 138.64% (cost $94,625,514)		$102,003,596

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $776,483 which represents 1.06% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Sept. 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

CIFG – Insured by CIFG Assurance North America

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

SGI – Insured by Syncora Guarantee Inc.

VA – Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

7

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

September 30, 2014 (Unaudited)

	Principal Amount°	Value (U.S. $)
Municipal Bonds – 142.18%
Corporate-Backed Revenue Bonds – 6.71%
Cloquet Pollution Control Revenue (Potlatch Project) 5.90% 10/1/26	5,500,000	$5,504,620
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	3,325,000	3,273,662
St. Paul Port Authority Revenue (Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	2,705,000	2,680,114

		11,458,396

Education Revenue Bonds – 18.47%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) 5.75% 8/1/42	300,000	303,705
Deephaven Charter School (Eagle Ridge Academy Project) Series A 5.50% 7/1/43	500,000	530,005
Forest Lake Minnesota Charter School Revenue (Lake International Language Academy) 5.75% 8/1/44	705,000	767,491
Hugo Charter School Lease Revenue (Noble Academy Project)
Series A 5.00% 7/1/34	255,000	265,998
Series A 5.00% 7/1/44	775,000	796,065
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
5.25% 8/1/39	205,000	205,609
5.50% 8/1/49	990,000	1,002,157
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/28	1,500,000	1,511,115
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,109,170
Series D 5.00% 3/1/30	1,120,000	1,272,734
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	318,000
Series 7-M 5.125% 3/1/36	275,000	290,342

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/32	700,000	$752,745
(St. Scholastic College) Series H 5.25% 12/1/35	1,000,000	1,083,770
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,440,440
Series 7-A 5.00% 10/1/39	1,000,000	1,111,110
Series 7-U 5.00% 4/1/20	495,000	581,749
Series 7-U 5.00% 4/1/21	450,000	531,949
Series 7-U 5.00% 4/1/22	750,000	891,825
Otsego Charter School (Kaleidoscope Charter School)
Series A 5.00% 9/1/34	335,000	339,697
Series A 5.00% 9/1/44	700,000	692,468
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	833,490
University of Minnesota
Series A 5.25% 12/1/28	500,000	597,380
Series A 5.25% 4/1/29	1,000,000	1,156,340
Series C 5.00% 12/1/19	1,290,000	1,512,977
Series D 5.00% 12/1/27	1,110,000	1,295,026
Series D 5.00% 12/1/28	1,880,000	2,186,008
Series D 5.00% 12/1/29	2,265,000	2,620,809
Series D 5.00% 12/1/31	1,000,000	1,148,620
Series D 5.00% 12/1/36	3,000,000	3,389,520

		31,538,314

Electric Revenue Bonds – 10.44%
Central Minnesota Municipal Power Agency Revenue
(Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,248,729
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	1,084,290
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25	250,000	262,013

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	$601,920
5.00% 10/1/26	500,000	595,265
5.00% 10/1/27	320,000	378,214
Series A 5.00% 10/1/34	1,000,000	1,000,140
Series A 5.25% 10/1/19	1,610,000	1,610,225
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	116,547
Series A 5.00% 1/1/30	340,000	385,778
Rochester Electric Utility Revenue
Series B 5.00% 12/1/30	1,300,000	1,529,255
Series B 5.00% 12/1/43	1,000,000	1,138,180
Southern Minnesota Municipal Power Agency Supply Revenue Series A 5.25% 1/1/30	1,030,000	1,119,909
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,574,530
Series A 5.00% 1/1/26	1,000,000	1,184,940
Series A 5.00% 1/1/40	750,000	859,605
Series A 5.00% 1/1/46	1,000,000	1,133,270

		17,822,810

Healthcare Revenue Bonds – 38.51%
Anoka Health Care Facilities Revenue (Homestead Anoka Project) Series A 7.00% 11/1/46	1,200,000	1,278,612
Center City Health Care Facilities Revenue (Hazelden Betty Ford Foundation Project)
5.00% 11/1/27	500,000	585,515
5.00% 11/1/29	300,000	347,070
(Hazelden Foundation Project)
4.75% 11/1/31	850,000	893,427
5.00% 11/1/41	1,600,000	1,703,216
City of Hayward (American Baptist Homes Midwest) 5.75% 2/1/44	500,000	509,165

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cloquet Housing Facilities Revenue (HADC Cloquet Project) Refunding Series A 5.00% 8/1/48	500,000	$500,230
Deephaven Housing & Healthcare Revenue (St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	280,000
Series A 5.00% 4/1/40	270,000	268,842
Duluth Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,000,000	1,089,760
6.00% 6/15/39	1,000,000	1,092,630
Fergus Falls Health Care Facilities Revenue (Lake Region Healthcare) 5.00% 8/1/30	1,000,000	1,028,260
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	1,100,000	1,130,701
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.375% 11/15/23	1,105,000	1,292,684
Series A 6.625% 11/15/28	1,150,000	1,364,015
Series B 6.50% 11/15/38 (ASSURED GTY)	2,295,000	2,709,638
Series D 5.00% 11/15/34 (AMBAC)	2,000,000	2,045,080
Minneapolis Revenue (National Marrow Donor Program Project) Series NMDP 4.875% 8/1/25	1,000,000	1,038,900
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Children’s Health Care Facilities) Series A1 5.00% 8/15/34 (AGM)	500,000	537,845

(continues)	9

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue Un-Refunded Balance
Series A 5.75% 11/15/26 (NATL-RE)	100,000	$100,173
Series A 6.375% 11/15/29	195,000	195,866
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	1,220,000	1,369,011
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,358,031
Rochester Health Care Facilities Revenue (Mayo Clinic)
4.00% 11/15/41	4,860,000	4,999,919
Series C 4.50% 11/15/38 —	2,000,000	2,330,480
Sartell Health Care Facilities Revenue (Country Manor Campus Project)
5.25% 9/1/30	1,000,000	1,034,980
Series A 5.30% 9/1/37	600,000	614,016
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	211,439
5.00% 9/1/34	165,000	184,706
St. Cloud Health Care Revenue (Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,664,610
Series A 5.125% 5/1/30	5,175,000	5,803,038
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
5.75% 7/1/39	3,315,000	3,733,817
Series C 5.50% 7/1/23	1,000,000	1,115,540

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,380,000	$1,552,817
Series A-1 5.25% 11/15/29	1,395,000	1,600,135
(Health Partners Obligation Group Project) 5.25% 5/15/36	2,000,000	2,095,060
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	2,775,000	2,901,762
6.00% 11/15/35	2,500,000	2,609,350
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	812,650
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,200,000	1,214,628
Series A 4.75% 11/1/31	740,000	742,301
Washington County Housing & Redevelopment Authority Revenue (Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,500,000	1,528,575
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)
Series A 5.50% 11/1/32	420,000	455,360
Series A 5.75% 11/1/39	945,000	1,026,279
Series A 6.00% 5/1/47	1,475,000	1,615,951
Winona Health Care Facilities Revenue (Winona Health Obligation)
4.65% 7/1/26	465,000	494,160
4.75% 7/1/27	785,000	832,854
5.00% 7/1/23	1,010,000	1,067,893

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities Revenue 5.00% 7/1/34	750,000	$800,813

		65,761,804

Housing Revenue Bonds – 3.74%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	540,000	540,356
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	1,960,000	1,985,990
Minnesota State Housing Finance Agency (Residential Housing)
Series D 4.75% 7/1/32 (AMT) •	760,000	769,257
Series I 5.15% 7/1/38 (AMT)	555,000	560,789
Series L 5.10% 7/1/38 (AMT)	1,110,000	1,150,249
Minnesota State Housing Finance Agency Homeownership (Mortgage-Backed Securities Program) 4.40% 7/1/32 (GNMA) (FNMA) (FHLMC)	1,310,000	1,379,338

		6,385,979

Lease Revenue Bonds – 15.28%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	903,115
Series A 5.00% 6/1/38	5,500,000	6,277,645
Series A 5.00% 6/1/43	1,750,000	1,970,535
Series B 4.00% 3/1/26	3,375,000	3,684,015
Series B 5.00% 3/1/21	1,500,000	1,794,870
Series B 5.00% 3/1/29	3,525,000	4,130,066
University of Minnesota Special Purpose Revenue (State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	1,188,834
5.00% 8/1/36	4,000,000	4,476,560

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	680,000	$689,445
5.375% 10/1/30	965,000	981,627

		26,096,712

Local General Obligation Bonds – 7.36%
City of Willmar (Rice Memorial Hospital Project) Series A 4.00% 2/1/32	2,440,000	2,573,273
Dakota County Community Development Agency (Senior Housing Facilities) Series A 5.00% 1/1/23	1,100,000	1,113,288
Hopkins Independent School District No. 270 Series A 5.00% 2/1/28	1,000,000	1,151,630
Rocori Independent School District No. 750 (School Building)
Series B 5.00% 2/1/22	1,010,000	1,152,834
Series B 5.00% 2/1/24	1,075,000	1,224,597
Series B 5.00% 2/1/25	1,115,000	1,264,666
Series B 5.00% 2/1/26	1,155,000	1,310,036
St. Paul Independent School District No. 625 (School Building)
Series B 5.00% 2/1/22	1,300,000	1,567,033
Series B 5.00% 2/1/26	1,000,000	1,192,070
Thief River Falls Independent School District No. 564 (School Building) Series A 4.00% 2/1/32	20,000	21,410

		12,570,837

Pre-Refunded/Escrowed to Maturity Bonds – 18.58%
Dakota-Washington Counties Housing & Redevelopment Authority Revenue (Bloomington Single Family Residential Mortgage) Series B 8.375% 9/1/21 (GNMA) (FHA) (VA)	7,055,000	9,688,420

(continues)	11

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/35-15 (AMBAC) §	2,000,000	$2,024,640
Southern Minnesota Municipal Power Agency Power Supply System Revenue Series A 5.75% 1/1/18	2,750,000	2,868,195
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project)
5.55% 11/1/23	2,300,000	2,510,496
5.55% 11/1/23 (NATL-RE) (IBC)	4,200,000	4,584,384
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,854,160
Series A 5.75% 7/1/18	2,000,000	2,355,900
University of Minnesota Hospital & Clinics
6.75% 12/1/16	2,580,000	2,840,141

		31,726,336

Special Tax Revenue Bonds – 5.31%
Guam Government Business Privilege Tax Revenue Series A 5.25% 1/1/36	150,000	162,825
Hennepin County Sales Tax Revenue (Second Lien-Ballpark Project) Series B 4.75% 12/15/27	1,905,000	2,089,461
Minneapolis Community Planning & Economic Development Department (Limited Tax Supported Common Bond Fund)
6.25% 12/1/30	1,000,000	1,183,300
Series 1 5.50% 12/1/24 (AMT)	1,000,000	1,007,840
Series 5 5.70% 12/1/27	375,000	377,681
Minnesota Public Safety Radio 5.00% 6/1/23	2,845,000	3,283,784

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Port Authority (Brownfields Redevelopment Tax) Series 2 5.00% 3/1/37	895,000	$964,971

		9,069,862

State General Obligation Bonds – 11.64%
Minnesota State (State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,642,075
Series B 5.00% 10/1/29	3,315,000	3,897,412
(State Various Purpose) Series D 5.00% 8/1/24	2,700,000	3,209,760
(Various Purposes) Series F 5.00% 10/1/22	5,000,000	6,117,650

		19,866,897

Transportation Revenue Bonds – 4.52%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/21	2,600,000	3,090,724
5.00% 1/1/22	670,000	784,349
Subordinate
Series B 5.00% 1/1/26	540,000	624,564
Series B 5.00% 1/1/26 (AMT)	500,000	582,230
Series B 5.00% 1/1/27	1,190,000	1,368,714
Series B 5.00% 1/1/30	500,000	566,290
Series B 5.00% 1/1/31	250,000	281,927
St. Paul Port Authority Revenue (Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	380,000	413,231

		7,712,029

Water & Sewer Revenue Bonds – 1.62%
Metropolitan Council Waste Water Revenue Series B 4.00% 9/1/27	1,145,000	1,267,252
St. Paul Sewer Revenue Series D 5.00% 12/1/21	1,325,000	1,503,756

		2,771,008

Total Municipal Bonds (cost $229,427,695)		242,780,984

Total Value of Securities – 142.18% (cost $229,427,695)	$242,780,984

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
—	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation Collateral

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

IBC – Insured Bond Certificate

NATL-RE – Insured by National Public Finance Guarantee Corporation

VA – Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

13

Schedules of investments

Delaware Investments® National Municipal Income Fund

September 30, 2014 (Unaudited)

	Principal Amount°	Value (U.S. $)
Municipal Bonds – 144.82%
Corporate-Backed Revenue Bonds – 14.39%
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed -2 Series A-2 6.50% 6/1/47	430,000	$365,483
City of Valparaiso, Indiana (Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	273,278
Gaston County Industrial Facilities & Pollution Control Financing Authority (Exempt Facilities-National Gypsum Project) 5.75% 8/1/35 (AMT)	290,000	290,551
Gloucester County Pollution Control Financing Authority (Keystone Urban Renewal) 5.00% 12/1/24 (AMT)	125,000	139,099
Golden State, California Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	1,415,000	1,133,910
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	150,000	163,049
Illinois Railsplitter Tobacco Settlement Authority 6.25% 6/1/24	500,000	545,155
Louisiana Local Government Environmental Facilities & Community Development Authority (Westlake Chemical)
Series A 6.50% 8/1/29	645,000	755,585
Series A-1 6.50% 11/1/35	255,000	294,632
Maryland Economic Development Corporation Facilities Revenue (CNX Marine Terminals) 5.75% 9/1/25	600,000	662,316
M-S-R Energy Authority, California Gas Series C 7.00% 11/1/34	1,000,000	1,392,540

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate-Backed Revenue Bonds (continued)
New Jersey Economic Development Authority (Continental Airlines Project) 5.625% 11/15/30 (AMT)	225,000	$243,736
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Project) 5.25% 9/15/29 (AMT)	500,000	525,105
Ohio State Air Quality Development Authority Revenue (First Energy Generation) Series A 5.70% 8/1/20	260,000	302,302
Pima County, Arizona Industrial Development Authority Pollution Control Revenue (Tucson Electric Power San Juan) 5.75% 9/1/29	250,000	252,260
St. John the Baptist Parish, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	500,000	527,175
Suffolk County, New York Tobacco Asset Securitization Series B 5.00% 6/1/32	750,000	809,610
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	460,000	493,111
Town of Shoals, Indiana (National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	344,271

		9,513,168

Education Revenue Bonds – 27.38%
Bowling Green, Ohio Student Housing Revenue (CFP I State University Project) 6.00% 6/1/45	260,000	276,565
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46	625,000	642,756

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	470,000	$528,773
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/35	1,000,000	1,048,590
Health & Educational Facilities Authority of the State of Missouri
(St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	545,975
(Washington University) Series B 5.00% 11/15/30	600,000	694,146
Henderson Public Improvement Trust, Nevada (Touro College & University System Obligation) 5.50% 1/1/39	135,000	147,906
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	430,000	442,943
Maryland Health & Higher Educational Facilities Authority (Loyola University) Series A 5.00% 10/1/39	650,000	711,133
Maryland State Economic Development Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33	370,000	397,820
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A 5.00% 12/15/29	600,000	700,356

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue (Nazareth College Rochester Project) 5.50% 10/1/41	495,000	$538,540
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue (Arcadia University) 5.25% 4/1/30	550,000	579,353
New Hope Cultural Education Facilities, Texas (Chief-Collegiate Housing-Tarleton St.) 5.00% 4/1/34	1,000,000	1,073,620
New Jersey Economic Development Authority Revenue (MSU Student Housing Project) 5.875% 6/1/42	450,000	496,111
New York City, New York Trust For Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/31	500,000	558,570
New York State Dormitory Authority
(Columbia University) 5.00% 10/1/41	600,000	687,576
(Touro College & University System) Series A 5.50% 1/1/39	390,000	434,998
Oregon State Facilities Authority Revenue (Concordia University Project) Series A 144A 6.125% 9/1/30 #	135,000	143,847
Pennsylvania State Higher Educational Facilities Authority Revenue (Edinboro University Foundation) 5.80% 7/1/30	400,000	432,648
(University Properties - East Stroudsburg University) 5.25% 7/1/19	510,000	565,570

(continues)	15

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development (1st Philadelphia Preparatory College) 7.25% 6/15/43	370,000	$405,324
Phoenix, Arizona Industrial Development Authority Revenue
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	446,230
(Rowan University Project) 5.00% 6/1/42	1,000,000	1,061,700
Pima County, Arizona Industrial Development Authority Education Revenue (Edkey Charter School Project) Series REF 6.00% 7/1/48	500,000	477,700
Private Colleges & Universities Authority Revenue, Georgia
(Mercer University Project) Series C 5.25% 10/1/23	600,000	691,152
(Mercer University) Series A 5.00% 10/1/32	135,000	144,921
Swarthmore Borough Authority, Pennsylvania (Swarthmore College Project) 5.00% 9/15/32	490,000	575,093
Troy, New York Capital Resource Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	600,000	652,206
University of Arizona Series A 5.00% 6/1/39	500,000	561,645
University of California Series AI 5.00% 5/15/32	1,000,000	1,158,790
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	250,000	285,215

		18,107,772

Electric Revenue Bonds – 3.75%
Jea Electric System Revenue Series A 5.00% 10/1/33	1,000,000	1,124,430

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
State of California Department of Water Resources Series L 5.00% 5/1/17	155,000	$173,107
Western Minnesota Municipal Power Agency Series A 5.00% 1/1/30	1,000,000	1,180,430

		2,477,967

Healthcare Revenue Bonds – 21.68%
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) Series D 5.00% 7/1/28	500,000	549,900
Brevard County, Florida Health Facilities Authority Revenue (Health First Project) 7.00% 4/1/39	350,000	406,157
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	450,000	534,919
City of Westminster, Maryland (Lutheran Village Millers Grant Inc.) 6.00% 7/1/34	500,000	525,175
Colorado Health Facilities Authority Revenue (Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	388,519
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	400,000	435,904
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	300,000	326,760
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	950,000	1,097,326
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	300,000	331,653

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	105,000	$123,003
Lycoming County, Pennsylvania Authority Health System Revenue (Susquehanna Health System Project) Series A 5.50% 7/1/28	500,000	539,545
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	300,000	332,643
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	500,000	567,970
Monroe County, Pennsylvania Hospital Authority Revenue (Pocono Medical Center) Series A 5.00% 1/1/41	500,000	534,425
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Mortgage - Whitemarsh Continuing Care) 6.25% 2/1/35	675,000	679,603
New Hampshire Health and Education Facilities Authority Revenue (Dartmouth - Hitchock Medical Center) 6.00% 8/1/38	300,000	342,906
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health) Series A 5.00% 7/1/22	650,000	760,877
(St. Peters University Hospital) 6.25% 7/1/35	300,000	327,156
New Mexico Hospital Equipment Loan Council Revenue (Presbyterian Healthcare) 5.00% 8/1/39	500,000	547,160

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37	500,000	$527,740
Orange County, Florida Health Facilities Authority Revenue (Mayflower Retirement Center)
5.00% 6/1/32	400,000	427,052
5.00% 6/1/36	250,000	265,850
5.125% 6/1/42	750,000	799,830
Oregon State Facilities Authority Revenue (Peacehealth Project) Series A 5.00% 11/15/29	500,000	573,585
Palm Beach County Health Facilities Authority, Florida (Sinai Residences Boca Raton Project)
7.25% 6/1/34	20,000	22,431
7.50% 6/1/49	105,000	118,173
State of Ohio (Cleveland Clinic Health) Series A 5.50% 1/1/39	300,000	335,376
University Medical Center, Tuscon, Arizona Hospital Revenue 6.50% 7/1/39	500,000	583,585
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	500,000	538,905
Yavapai County, Arizona Industrial Development Authority Revenue (Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	793,390

		14,337,518

Housing Revenue Bonds – 2.59%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Project)
Series A 5.50% 8/15/47	750,000	821,325
Series A 6.40% 8/15/45	425,000	476,612

(continues)	17

Schedules of investments

Delaware Investments® National Municipal Fund

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
City of Williston, North Dakota (Eagle Crest Apartments Project) 7.75% 9/1/38	255,000	$268,890
Florida HomeLoan (Homeowner Mortgage Revenue) Series 2 5.90% 7/1/29 (AMT) (NATL-RE)	145,000	145,977

		1,712,804

Lease Revenue Bonds – 12.20%
California State Public Works Board Lease Revenue (Various Capital Projects) Series A 5.00% 4/1/37	1,000,000	1,104,130
California Statewide Communities Development Authority Student Housing Revenue (Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,054,860
Idaho State Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	135,000	165,036
(State Police) Series I 5.00% 9/1/23	760,000	914,075
Minnesota State General Revenue Appropriations Series B 5.00% 3/1/29	2,000,000	2,343,300
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	100,000	112,762
New York City, New York Industrial Development Agency (Senior Trips) Series A 5.00% 7/1/28 (AMT)	250,000	273,215
Pima County, Arizona Industrial Development Authority Metro Police Facility Revenue (Nevada Project)
Series A 5.25% 7/1/31	500,000	511,990
Series A 5.375% 7/1/39	500,000	512,040

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31	500,000	$499,730
San Jose, California Financing Authority Revenue (Civic Center Project) Series A 5.00% 6/1/28	500,000	578,505

		8,069,643

Local General Obligation Bonds – 1.71%
City of New York, New York
Series A-1 5.25% 8/15/21	250,000	290,700
Series I-1 5.375% 4/1/36	250,000	288,173
Gila County, Arizona Unified School District No. 10 (Payson School Improvement Project of 2006) Series A 5.25% 7/1/27 (AMBAC)	500,000	548,675

		1,127,548

Pre-Refunded Bond – 1.74%
Bay Area, California Toll Authority Toll Bridge Revenue (San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,000,000	1,151,170

		1,151,170

Special Tax Revenue Bonds – 19.92%
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	200,000	214,326
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	940,000	1,064,071
6.50% 7/15/30	300,000	347,856
California State Economic Recovery Series A 5.25% 7/1/21	260,000	308,638

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue (Statewide Inland Regional Center Project) 5.375% 12/1/37	500,000	$521,610
Guam Government Business Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	896,365
Series B-1 5.00% 1/1/42	540,000	573,151
Massachusetts Bay Transportation Authority Senior Series A 5.25% 7/1/29	200,000	255,940
Miami-Dade County, Florida Special Obligation (Capital Appreciation & Income) Series B 5.00% 10/1/35 (NATL-RE)	1,000,000	1,032,670
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	520,000	601,042
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	200,000	221,600
5.00% 6/15/29	800,000	881,840
(School Facilities Construction) Series AA 5.50% 12/15/29	900,000	997,857
New York City, New York Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	595,000	605,662
New York State Dormitory Authority
Series A 5.00% 3/15/33	1,000,000	1,142,400
(State Personal Income Tax Revenue-Education) Series A 5.00% 3/15/38	570,000	643,598
Northampton County, Pennsylvania Industrial Development Authority Revenue (Route 33 Project) 7.00% 7/1/32	230,000	249,426

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Peoria, Arizona Municipal Development Authority Sales Tax & Excise Shared Revenue (Senior Lien & Subordinate Lien) 5.00% 1/1/18	1,085,000	$1,226,343
Regional Transportation District, Colorado Tax Revenue (Denver Transit Partners) 6.00% 1/15/41	500,000	559,150
State of Nevada 5.00% 6/1/17	290,000	324,037
Texas Public Finance Authority (Assessment- Unemployment Compensation) 5.00% 1/1/17	375,000	413,243
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation) Sales Tax Subordinate Lien 6.07% 6/1/21 ^	130,000	91,172

		13,171,997

State General Obligation Bonds – 4.76%
California State
5.00% 2/1/17	110,000	121,571
5.25% 11/1/40	320,000	364,832
(Various Purposes)
5.00% 10/1/41	440,000	488,607
5.00% 10/1/44	805,000	910,157
6.00% 4/1/38	105,000	125,625
State of New York Series A 5.00% 2/15/39	300,000	338,979
State of Oregon Series K 5.00% 5/1/22	500,000	608,840
State of Washington (Various Purposes) Series R-2010A 5.00% 1/1/17	170,000	187,257

		3,145,868

Transportation Revenue Bonds – 27.90%
Bay Area, California Toll Authority Revenue (San Francisco Bay Area) 5.00% 4/1/27	750,000	891,817

(continues)	19

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	520,000	$591,313
City of Atlanta, Georgia Department of Aviation Series B 5.00% 1/1/29	1,000,000	1,160,940
City of Chicago, Illinois O’Hare International Airport Revenue (General-Senior Lien) Series D 5.25% 1/1/34	1,000,000	1,127,120
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	255,000	274,342
Metropolitan Transit Authority of Harris County, Texas Series A 5.00% 11/1/24	500,000	590,715
Metropolitan Transportation Authority, New York Series A 5.00% 11/15/41	500,000	554,395
Metropolitan Washington Airports Authority Series B 5.00% 10/1/16 (AMT)	135,000	147,232
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue (First Senior Lien) Series A 5.25% 10/1/44	245,000	267,160
New Jersey State Turnpike Authority Revenue Series A 5.00% 1/1/27	1,000,000	1,151,950
New York Liberty Development Revenue (1 World Trade Center Port Authority Construction) 5.00% 12/15/41	500,000	550,570
North Texas Tollway Authority (Toll 2nd Tier) Series F 5.75% 1/1/38	1,100,000	1,223,541
North Texas Tollway Authority Special Projects System Series A 5.00% 9/1/20	250,000	297,633
Pennsylvania Turnpike Commission Series A-1 5.00% 12/1/43	500,000	544,685

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Subordinate (Special Motor License Foundation)
5.00% 12/1/22	500,000	$575,945
Series B 5.00% 12/1/41	500,000	545,015
Port Authority of Allegheny County, Pennsylvania 5.75% 3/1/29	900,000	1,068,417
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal)
6.00% 12/1/42	230,000	266,623
6.50% 12/1/28	500,000	530,350
St. Louis, Missouri Airport Revenue (Lambert St. Louis International)
5.00% 7/1/32 (AMT)	1,000,000	1,056,810
Series A-1 6.625% 7/1/34	325,000	374,780
State of Oregon Department of Transportation Series A 5.00% 11/15/26	1,000,000	1,215,000
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure)
7.00% 6/30/40	285,000	343,525
7.50% 6/30/33	665,000	826,894
(Mobility Partners) 7.50% 12/31/31	500,000	611,500
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	271,589
6.875% 12/31/39	1,000,000	1,183,510
7.00% 12/31/38 (AMT)	165,000	203,986

		18,447,357

Water & Sewer Revenue Bonds – 6.80%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	950,000	1,126,349
County of Jefferson, Alabama Sewer Revenue (Sub Lien - Warrants) Series D 6.50% 10/1/53	500,000	574,645

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Los Angeles, California Wastewater System Revenue Series A 5.00% 6/1/27	500,000	$596,980
Phoenix, Arizona Civic Improvement Wastewater Systems Revenue (Junior Lien) Series A 5.00% 7/1/39	900,000	1,008,180
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27	500,000	593,780
Texas State Series C 5.00% 8/1/22	500,000	599,185

		4,499,119

Total Municipal Bonds (cost $88,851,842)		95,761,931

Total Value of Securities – 144.82% (cost $88,851,842)		$95,761,931

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $143,847, which represents 0.22% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

21

Statements of assets and liabilities

Delaware Investments® Closed-End Municipal Bond Funds

September 30, 2014 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Assets:
Investments, at value[1]	$101,418,596	$242,780,984	$95,761,931
Short-term investments, at value[2]	585,000	—	—
Cash	136,103	—	—
Interest income receivable	1,388,427	3,525,876	1,359,595
Receivables for securities sold	—	20,220	—
Offering cost for preferred shareholders	120,669	215,896	175,942

Total assets	103,648,795	246,542,976	97,297,468

Liabilities:
Cash overdraft	—	62,469	197,350
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Payable for securities purchased	—	573,995	906,720
Investment management fees payable	33,950	80,588	31,513
Other accrued expenses	24,403	63,963	21,047
Audit fees payable	15,065	9,329	14,019
Other affiliates payable	1,062	2,485	964
Directors’/Trustees’ fees and expenses payable	184	429	166

Total liabilities	30,074,664	75,793,258	31,171,779

Total Net Assets Applicable to Common Shareholders	$73,574,131	$170,749,718	$66,125,689

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)[3,4]	$66,918,121	$157,931,075	$60,617,476
Undistributed net investment income	897,982	1,177,848	679,844
Accumulated net realized loss on investments	(1,620,054)	(1,712,494)	(2,081,720)
Net unrealized appreciation of investments	7,378,082	13,353,289	6,910,089

Total Net Assets Applicable to Common Shareholders	$73,574,131	$170,749,718	$66,125,689

Net Asset Value per Common Share	$15.21	$14.84	$14.60

[1]Investments, at cost	94,040,514	229,427,695	88,851,842
[2]Short-term investments, at cost	585,000	—	—
[3]Common shares outstanding	4,837,100	11,504,975	4,528,443
[4]Common shares authorized	200 million	200 million	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Investments® Closed-End Municipal Bond Funds

Six months ended September 30, 2014 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Investment Income:
Interest	$2,232,125	$4,895,470	$2,126,515

Expenses:
Management fees	204,783	488,391	190,196
Interest expense	190,011	475,028	190,011
Rating agency fees	25,064	21,578	23,001
Audit and tax	21,370	23,473	17,212
Offering costs	20,143	42,586	27,602
Accounting and administration expenses	16,996	40,537	15,786
Dividend disbursing and transfer agent fees and expenses	14,788	34,288	13,709
Reports and statements to shareholders	9,633	16,494	12,055
Legal fees	6,240	14,798	6,595
Custodian fees	2,031	4,939	1,644
Directors’/Trustees’ fees and expenses	1,622	3,756	1,442
Stock exchange fees	1,169	5,575	2,087
Registration fees	678	1,238	678
Other	5,283	10,802	8,874

Total operating expenses	519,811	1,183,483	510,892

Net Investment Income	1,712,314	3,711,987	1,615,623

Net Realized and Unrealized Gain:
Net realized gain on investments	164,668	20,503	336,101
Net change in unrealized appreciation (depreciation) of investments	3,585,406	6,387,684	3,368,706

Net Realized and Unrealized Gain	3,750,074	6,408,187	3,704,807

Net Increase in Net Assets Resulting from Operations	$5,462,388	$10,120,174	$5,320,430

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Closed-End Municipal Bond Funds

	Delaware Investments Colorado Municipal Income Fund, Inc.
	Six months ended 9/30/14 (Unaudited)	Year ended 3/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,712,314	$3,388,364
Net realized gain (loss)	164,668	(1,803,532)
Net change in unrealized appreciation (depreciation)	3,585,406	(2,742,772)

Net increase (decrease) in net assets resulting from operations	5,462,388	(1,157,940)

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,668,800)	(3,337,599)
Net realized gain	—	(72,556)

	(1,668,800)	(3,410,155)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	3,793,588	(4,568,095)

Net Assets Applicable to Common Shareholders:
Beginning of period	69,780,543	74,348,638

End of period	$73,574,131	$69,780,543

Undistributed net investment income	$897,982	$854,468

	Delaware Investments Minnesota Municipal Income Fund II, Inc.
	Six months ended 9/30/14 (Unaudited)	Year ended 3/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,711,987	$7,451,908
Net realized gain (loss)	20,503	(1,865,333)
Net change in unrealized appreciation (depreciation)	6,387,684	(7,344,025)

Net increase (decrease) in net assets resulting from operations	10,120,174	(1,757,450)

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,969,216)	(7,938,433)
Net realized gain	—	(1,334,577)

	(3,969,216)	(9,273,010)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	6,150,958	(11,030,460)

Net Assets Applicable to Common Shareholders:
Beginning of period	164,598,760	175,629,220

End of period	$170,749,718	$164,598,760

Undistributed net investment income	$1,177,848	$1,435,077

	Delaware Investments National Municipal Income Fund
	Six months ended 9/30/14 (Unaudited)	Year ended 3/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,615,623	$3,213,761
Net realized gain (loss)	336,101	(2,041,010)
Net change in unrealized appreciation (depreciation)	3,368,706	(3,307,566)

Net increase (decrease) in net assets resulting from operations	5,320,430	(2,134,815)

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,720,808)	(3,215,195)

	(1,720,808)	(3,215,195)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	3,599,622	(5,350,010)

Net Assets Applicable to Common Shareholders:
Beginning of period	62,526,067	67,876,077

End of period	$66,125,689	$62,526,067

Undistributed net investment income	$679,844	$785,029

See accompanying notes, which are an integral part of the financial statements.

25

Statements of cash flows

Delaware Investments® Closed-End Municipal Bond Funds

Six months ended September 30, 2014 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Net Cash Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$5,462,388	$10,120,174	$5,320,430

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	169,958	862,533	219,475
Amortization of offering costs for preferred shareholders	28,456	50,914	35,936
Purchase of investment securities	(5,780,253)	(9,685,868)	(17,903,469)
Proceeds from disposition of investment securities	6,086,988	9,217,056	17,000,755
(Purchase of) proceeds from short-term investment securities, net	(585,000)	—	500,000
Net realized gain on investments	(164,668)	(20,503)	(336,101)
Net change in net unrealized appreciation (depreciation) of investments	(3,585,406)	(6,387,684)	(3,368,706)
Decrease in receivable for securities sold	—	52,781	10,148
Increase (decrease) in interest receivable	21,547	(855)	(25,132)
Increase (decrease) in payable for securities purchased	—	573,995	(201,180)
Increase (decrease) in investment management fees payable	149	(748)	149
Increase in Directors’/Trustees’ fees and expenses payable	(11)	(36)	(10)
Increase in audit fees payable	(18,470)	(24,206)	(19,516)
Increase in other affiliates payable	(1,566)	(3,065)	(3,285)
Decrease in other accrued expenses	19,382	21,175	11,601

Total adjustments	(3,808,894)	(5,344,511)	(4,079,335)

Net cash provided by operating activities	1,653,494	4,775,663	1,241,095

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid to common shareholders	(1,668,800)	(3,969,216)	(1,720,808)

Net cash used for financing activities	(1,668,800)	(3,969,216)	(1,720,808)

Net increase (decrease) in cash	(15,306)	806,447	(479,713)
Cash at beginning of period	151,409	(868,916)	282,363

Cash at end of period	$136,103	$(62,469)	$(197,350)

Cash paid for interest on leverage	$190,011	$475,028	$190,011

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)
Net asset value, beginning of period	$14.430	$15.370	$15.010	$13.370	$13.990	$13.220

Income (loss) from investment operations:
Net investment income[2]	0.354	0.700	0.733	0.638	0.601	0.607
Net realized and unrealized gain (loss)	0.771	(0.935)	0.416	1.582	(0.651)	0.733

Total from investment operations	1.125	(0.235)	1.149	2.220	(0.050)	1.340

Less dividends and distributions to common shareholders from:
Net investment income	(0.345)	(0.690)	(0.690)	(0.580)	(0.570)	(0.570)
Net realized gain	—	(0.015)	(0.099)	—	—	—

Total dividends and distributions	(0.345)	(0.705)	(0.789)	(0.580)	(0.570)	(0.570)

Net asset value, end of period	$15.210	$14.430	$15.370	$15.010	$13.370	$13.990

Market value, end of period	$14.790	$13.330	$14.840	$14.600	$12.450	$13.390

Total investment return based on:[3]
Market value	12.33%	(5.25%)	6.92%	22.41%	(3.00%)	24.49%
Net asset value	8.02%	(0.97%)	7.71%	17.19%	(0.30%)	10.55%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$73,574	$69,781	$74,349	$72,613	$64,689	$67,651
Ratio of expenses to average net assets applicable to common shareholders[4]	1.44%	1.49%	1.44%	0.95%	0.56%	0.56%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.74%	4.90%	4.72%	4.46%	4.31%	4.41%
Portfolio turnover	6%	26%	8%	64%	10%	20%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$—	$—
Net asset coverage per share of preferred shares, end of period[6]	$345,247	$332,602	$347,829	$342,045	$—	$—
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000[7]	$100,000[7]	$—	$—

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.039, $0.078, $0.079, and $0.031 per share for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013 and 2012, respectively, and from realized capital gains of $0.002, $0.006 and $0.000 per share for the years ended March 31, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013 and 2012 were 0.91%, 0.94%, 0.89% and 0.73%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[5]

The ratio of net investment income excluding interest expense for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013 and 2012 were 5.27%, 5.45%, 5.27% and 4.68%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[6]	In November 2011, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[7]	Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

(continues)	27

Financial highlights

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)
Net asset value, beginning of period	$14.310	$15.270	$14.940	$13.700	$14.060	$13.140

Income (loss) from investment operations:
Net investment income[2]	0.323	0.648	0.715	0.640	0.612	0.602
Net realized and unrealized gain (loss)	0.552	(0.802)	0.345	1.180	(0.402)	0.888

Total from investment operations	0.875	(0.154)	1.060	1.820	0.210	1.490

Less dividends and distributions to common shareholders from:
Net investment income	(0.345)	(0.690)	(0.690)	(0.580)	(0.570)	(0.570)
Net realized gain	—	(0.116)	(0.040)	—	—	—

Total dividends and distributions	(0.345)	(0.806)	(0.730)	(0.580)	(0.570)	(0.570)

Net asset value, end of period	$14.840	$14.310	$15.270	$14.940	$13.700	$14.060

Market value, end of period	$13.490	$13.340	$15.630	$14.230	$12.600	$12.740

Total investment return based on:[3]
Market value	3.74%	(9.26%)	15.18%	17.95%	3.32%	18.58%
Net asset value	6.30%	(0.36%)	7.18%	13.90%	1.80%	12.04%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$170,750	$164,599	$175,629	$171,835	$157,655	$161,723
Ratio of expenses to average net assets applicable to common shareholders[4]	1.40%	1.51%	1.40%	0.93%	0.56%	0.56%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.39%	4.54%	4.65%	4.44%	4.35%	4.36%
Portfolio turnover	4%	17%	24%	44%	9%	19%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$75,000	$75,000	$75,000	$75,000	$—	$—
Net asset coverage per share of preferred shares, end of period[6]	$327,666	$319,465	$334,172	$329,113	$—	$—
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000[7]	$100,000[7]	$—	$—

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.041, $0.076, $0.084, and $0.033 per share for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013, and 2012, respectively, and from realized capital gains of $0.014, $0.005, and $0.000 per share for the years ended March 31, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013 and 2012 were 0.84%, 0.88%, 0.82% and 0.70%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013 and 2012 were 4.95%, 5.17%, 5.23% and 4.67%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[6]	In November 2011, the Fund issued a new series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[7]	Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® National Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$13.810	$14.990	$14.020	$12.620	$13.070	$11.960

Income (loss) from investment operations:
Net investment income[2]	0.357	0.710	0.722	0.531	0.610	0.571
Net realized and unrealized gain (loss)	0.813	(1.180)	0.858	1.409	(0.532)	1.049

Total from investment operations	1.170	(0.470)	1.580	1.940	0.078	1.620

Less dividends and distributions to common shareholders from:
Net investment income	(0.380)	(0.710)	(0.610)	(0.540)	(0.528)	(0.510)

Total dividends and distributions	(0.380)	(0.710)	(0.610)	(0.540)	(0.528)	(0.510)

Net asset value, end of period	$14.600	$13.810	$14.990	$14.020	$12.620	$13.070

Market value, end of period	$12.760	$12.350	$14.480	$13.240	$12.200	$12.140

Total investment return based on:[3]
Market value	6.40%	(9.65%)	14.12%	13.19%	4.78%	16.69%
Net asset value	8.87%	(2.41%)	11.56%	15.87%	0.67%	13.97%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$66,126	$62,526	$67,876	$63,487	$30,559	$31,650
Ratio of expenses to average net assets applicable to common shareholders[4]	1.57%	1.58%	1.56%	1.02%	0.65%	0.63%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.97%	5.17%	4.86%	3.96%	4.64%	4.48%
Portfolio turnover	18%	40%	42%	101%	50%	69%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$—	$—
Net asset coverage per share of preferred shares, end of period[6]	$320,419	$308,420	$326,254	$311,625	$—	$—
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000[7]	$100,000[7]	$—	$—

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.042, $0.085, $0.090, and $0.004 per share for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013 and 2012 were 0.99%, 0.96%, 0.96% and 0.99%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2014 and the years ended March 31, 2014, 2013 and 2012 were 5.55%, 5.79%, 5.46% and 3.99%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[6]	In March 2012, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[7]	Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

September 30, 2014 (Unaudited)

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the New York Stock Exchange MKT, the successor to the American Stock Exchange.

The investment objective of each of the Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of the National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. The National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Sept. 30, 2014.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Sept. 30, 2014, each Fund was charged for these services as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

$2,449	$5,842	$2,275

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. For the six months ended Sept. 30, 2014, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

$6,285	$14,703	$5,661

Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Trust. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Sept. 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

Purchases	$5,780,253	$9,685,868	$17,903,469
Sales	6,086,988	9,217,056	17,000,755

At Sept. 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Cost of investments	$94,625,514	$229,427,695	$88,875,347

Aggregate unrealized appreciation	$7,414,811	$13,595,863	$6,995,203
Aggregate unrealized depreciation	(36,729)	(242,574)	(108,619)

Net unrealized appreciation	$7,378,082	$13,353,289	$6,886,584

(continues)	31

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

3. Investments (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2014, if not utilized in future years, will expire as follows:

Year of Expiration	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
2018	$—	$—	$407,888

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses that will be carried forward under the Act are as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Loss carryforward character:
Short-term	$259,063	$803,182	$1,516,439
Long-term	$1,533,560	$1,054,684	$492,271

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2014:

Colorado Municipal Fund
Level 2
Municipal Bonds	$101,418,596
Short-Term Investments	585,000

Total	$102,003,596

Minnesota Municipal Fund II
Level 2
Municipal Bonds	$242,780,984

National Municipal Fund
Level 2
Municipal Bonds	$ 95,761,931

During the six months ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

4. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended Sept. 30, 2014. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare, Inc., in the open market.

On Nov. 15, 2011, Delaware Investments® Colorado Municipal Income Fund, Inc. (VCF) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (VMM), issued $30,000,000 and $75,000,000, respectively, of Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. On March 15, 2012, Delaware Investments National Municipal Income Fund (National Municipal Fund) issued $30,000,000 Series 2017 VMTP Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with each Fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

Colorado Municipal Fund and Minnesota Municipal Fund II are obligated to redeem their VMTP Shares on Dec. 1, 2016, unless earlier redeemed or repurchased by the Fund. National Municipal Fund is obligated to redeem its VMTP Shares on April 1, 2017, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares were redeemable at the option of a Fund, subject to payment of a premium until Dec. 1, 2013 (with respect to Minnesota Municipal Fund II and Colorado Municipal Fund) and April 1, 2014 (with respect to National Municipal Fund), and at par thereafter. A Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares are set weekly, subject to adjustments in certain circumstances. The weighted average dividend rates for the six months ended Sept. 30, 2014 were as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
1.3%	1.4%	1.3%

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

(continues)	33

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

4. Capital Stock (continued)

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service (Moody’s), funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the VMTP Shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VMTP Shares is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the VMTP Shares are included as a component of interest expense in the statements of operations. The VMTP Shares are treated as equity for legal and tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

5. Geographic, Credit, and Market Risk

The Funds concentrate their investments in securities issued by municipalities. Because each of the Colorado Municipal Income Fund and the Minnesota Municipal Income Fund invest substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of the Colorado Municipal Income Fund and the Minnesota Municipal Fund. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative, or political or social issues. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories. The National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, the National Municipal Income Fund may invest a considerable portion of its assets in certain municipalities. As of Sept. 30, 2014, the National Municipal Income Fund has invested 22.90%, 16.80%, and 13.76% (each as a percentage of fixed income investments) in securities issued by the State of California, the State of New York, and the State of Arizona, respectively. These investments could make the National Municipal Income Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a percentage of assets in obligations of governments of U.S. territories, commonwealths, and possessions such as Puerto Rico, the U.S. Virgin Islands, or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths, and possessions. In the recent past, Puerto Rico has experienced volatile economic conditions. If the situation in Puerto Rico changes, the volatility, credit quality and performance of the Funds could be affected to the extent a Fund holds Puerto Rican securities.

Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Sept. 30, 2014, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified on the “Schedules of investments.”

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
26.41%	6.23%	2.61%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2014, no securities have been determined to be illiquid under the Funds’ Liquidity Procedures. Rule 144A securities held by the Fund have been identified on the “Schedules of investments.”

6. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

7. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

8. Subsequent Events

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. Also effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Funds.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Funds’ financial statements.

(continues)	35

Other Fund information

(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Fund management

Joseph R. Baxter

Senior Vice President, Head of Municipal Bond Department,

Senior Portfolio Manager

Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel

Senior Vice President, Senior Portfolio Manager

Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Denise A. Franchetti, CFA

Vice President, Portfolio Manager, Senior Research Analyst

Denise A. Franchetti is a senior research analyst for the municipal bond department. Currently, she is responsible for following the airport, education, hotel, cogeneration, and cargo sectors for the group. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Delaware Investments in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the Financial Analysts of Philadelphia.

Gregory A. Gizzi

Senior Vice President, Senior Portfolio Manager

Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Management Agreements

At a meeting held on August 19-21, 2014 (the “Annual Meeting”), the Board of Directors (the “Board”), including a majority of disinterested or independent Directors, approved the renewal of the Investment Management Agreements for Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Directors in May 2014 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Directors reviewed and discussed the Lipper reports with independent legal counsel to the Independent Directors. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Directors received assistance and advice from and met separately with independent legal counsel to the Independent Directors. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment manager and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, to the extent applicable, ended March 31, 2014. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile of its Performance Universe and the Fund’s total return for the five-and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the improved one-year performance result and numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s long-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the strong one-year performance result and numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Investments National Municipal Income Fund – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return

(continues)	37

Other Fund information

(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Management Agreements (continued)

for the one-, three-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the re-leveraging of the Fund in 2012. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that each Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments® Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time to time, purchase shares of their common stock on the open market at market prices.

Board of directors/trustees

Patrick P. Coyne

Chairman, President, and

Chief Executive Officer

Delaware Investments Family of Funds Philadelphia, PA

Thomas L. Bennett

Private Investor

Rosemont, PA

Joseph W. Chow

Former Executive Vice President

State Street Corporation Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer Assurant, Inc.

Philadelphia, PA

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor

Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds Philadelphia, PA

David P. O’Connor

Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds Philadelphia, PA

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust Philadelphia, PA

Principal office of the Funds

2005 Market Street

Philadelphia, PA 19103-7057

Independent registered public accounting firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

For securities dealers and financial institutions representatives

800 362-7500

Website

delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Number of recordholders as of

Sept. 30, 2014

Colorado Municipal Income Fund	77
Minnesota Municipal Income Fund II	382
National Municipal Income Fund	93

Your reinvestment options

Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

39

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS® COLORADO MUNICIPAL INCOME FUND, INC.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 1, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 1, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 1, 2014